Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of total rent expense incurred under operating leases	The Group leases office space from third and related parties, total rent expense incurred under operating leases is the following:

For the Years ended March 31,
2018	2017	2016
$25,830	$22,051	$23,690

Schedule of minimal lease payments under non-cancellable operating lease contracts
Minimal lease payments under non-cancellable operating lease contracts are expected to be as follows:

Minimal lease payments
For the year ended March 31, 2019	$31,683
For the year ended March 31, 2020	18,728
For the year ended March 31, 2021	14,260
For the year ended March 31, 2022	10,807
For the year ended March 31, 2023	6,243
Total	$81,721